Shareholder Report, Average Annual Return (Details)			12 Months Ended		60 Months Ended	84 Months Ended	109 Months Ended	120 Months Ended
	Aug. 17, 2017	Jul. 31, 2015	Aug. 31, 2024	Aug. 31, 2014	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000224297
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Easterly Global Real Estate Fund
Average Annual Return, Percent			8.93%		2.16%			4.21%
C000224296
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Easterly Global Real Estate Fund
Average Annual Return, Percent			13.70%		2.59%			4.06%
C000224295
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Easterly Global Real Estate Fund
C000224298
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Easterly Global Real Estate Fund
C000224305
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Easterly Hedged Equity Fund
Average Annual Return, Percent			16.11%		7.52%		5.96%
C000224306
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Hedged Equity Fund
Average Annual Return, Percent			16.51%		7.93%		5.83%
C000224307
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Easterly Hedged Equity Fund
C000224308
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Easterly Hedged Equity Fund
Without Sales Load [Member] | C000224297
Average Annual Return [Line Items]
Average Annual Return, Percent			15.57%		3.38%			4.83%
Without Sales Load [Member] | C000224296
Average Annual Return [Line Items]
Average Annual Return, Percent			14.70%		2.59%			4.06%
Without Sales Load [Member] | C000224295
Average Annual Return [Line Items]
Average Annual Return, Percent			16.06%		3.78%			5.27%
Without Sales Load [Member] | C000224298
Average Annual Return [Line Items]
Average Annual Return, Percent			16.15%		3.92%	5.02%
Without Sales Load [Member] | C000224305
Average Annual Return [Line Items]
Average Annual Return, Percent			18.48%		8.81%		6.65%
Without Sales Load [Member] | C000224306
Average Annual Return [Line Items]
Average Annual Return, Percent			17.51%		7.93%		5.83%
Without Sales Load [Member] | C000224307
Average Annual Return [Line Items]
Average Annual Return, Percent			18.71%		9.06%		6.99%
Without Sales Load [Member] | C000224308
Average Annual Return [Line Items]
Average Annual Return, Percent			19.05%		9.42%	9.00%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			24.43%		13.11%			9.57%
FTSE EPRA/NAREIT Developed Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Net Index
Average Annual Return, Percent			18.70%		2.23%			4.05%
FTSE EPRA/NAREIT Developed Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Net Index
Average Annual Return, Percent			18.70%		2.23%			4.05%
FTSE EPRA/NAREIT Developed Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA/NAREIT Developed Net Index
Average Annual Return, Percent			18.70%		2.23%	3.89%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			27.14%		15.92%		13.54%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			27.14%		15.92%		13.54%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			27.14%		15.92%		13.54%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			27.14%		15.92%	14.69%
FTSE EPRA/NAREIT Developed Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				FTSE EPRA/NAREIT Developed Net Index
Average Annual Return, Percent			18.70%		2.23%			4.05%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Average Annual Return, Percent			24.43%		13.11%			9.57%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI World Index
Average Annual Return, Percent			24.43%		13.11%			9.57%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent			24.43%		13.11%	11.31%